Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financing Cost [Member]
Shares issued price per share		$ 0.0144
Series B Issuance [Member]
Shares issued price per share	$ 1.41	$ 1.41